U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

April 29, 2005

VIA EDGAR TRANSMISSION

Chad Eskildsen
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W., Room 5422
Washington, D.C. 20549

Dear Mr. Eskildsen:

Re:    LKCM Funds (the “Trust”)
Post-Effective Amendment (“PEA”) No. 20 (the “Registration Statement”)
Filed February 23, 2005
File Nos.: 033-75116 and 811-8352

On behalf of the Trust, this letter is written to respond to oral comments of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), received Friday, March 23, 2005, on the Registration Statement. Your comments and suggestions are summarized in bold typeface immediately followed by the Trust’s respective responses. The PEA No. 23 to the Registration Statement accompanying this letter incorporates your comments as noted below.

In addition to responses to your comments, this amendment also includes certain non-material changes as appropriate. For your convenience in reviewing the Trust’s responses, your comments and suggestions are included in bold typeface immediately followed by the Trust’s responses.

In addition, in connection with this filing, the Trust hereby states the following:

1.	The Trust acknowledges that in connection with the comments made by the Staff of the SEC, the Staff has not passed generally on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are responsible for the content of such disclosure;

2.	The Trust acknowledges that the Staff’s comments and changes in disclosure in response to the Staff’s comments does not foreclose the Commission or other regulatory agencies from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.	The Trust represents that neither the Trust nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as a defense in any action or proceeding by the SEC or any person under the federal securities laws of the United States.

The Trust’s responses to your comments are as follows:

INSTITUTIONAL CLASS PROSPECTUS

Risk Return Summary - Objectives and Principal Strategies of the Funds

1.	We note that with respect to the International Fund’s objective, the Fund discloses that it has the same objective as the Portfolio. Does the Fund also have the same principal strategy? If so, please indicate as such.

Response 1: Respectfully, as noted in the prospectus, the Fund’s principal investment strategy, as a feeder fund, is to “[invest] all of its investable assets in the … Portfolio.”

2.	With respect to the International Fund’s principal investment strategy disclosure, please indicate the capitalization of the companies in which the Portfolio invests.

Response 2: The Trust will include disclosure clarifying that the International Fund may invest in companies of any capitalization.

Risk Return Summary - Principal Risks of Investing in the Funds

3.	With respect to the small cap risk, if the small cap risk applies to additional Funds, please indicate. For example, the Balanced Fund seems to indicate that it invests in small cap equities.

Response 3: The Trust has revised the small cap risk disclosure to indicate that such risks also apply to the Balanced and Equity Funds.

4.	With respect to the International Fund’s additional principal risks, if as part of International Fund’s principal investment strategy, the Fund may invest in derivative securities and/or securities in emerging markets, please add corresponding principal risk disclosures.

Response 4: The Trust notes that investments in derivative and emerging markets securities are not part of the International Fund’s principal investment strategy, and therefore, have not included corresponding principal risk disclosure.

2

Risk Return Summary - Past Performance

5.	Please revise the third sentence of narrative to read: “The tables indicate the risks of investing in the Funds by showing each Fund’s average annual returns compared to a broad-based securities market index.”

Response 5: The Trust has made the requested revision.

Fees and Expenses of the Funds - Fee Table

6.	With respect to the International Fund, within the fee table, Item 3 of Form N-1A, General Instruction (d)(i) states, “If the fund is a Feeder Fund, reflect the aggregate expenses of the feeder Fund and the master Fund in a single fee table using the captions provided. In a footnote to the fee table, state that the table and Example reflect the expenses of both the Feeder and Master Funds.” Please revise the disclosure accordingly.

Response 6: The Trust notes that the current disclosure reflects the aggregate expenses of the feeder and master Funds. In addition, footnote (4) to the “Annual Fund Operating Expenses” table states that “[t]he expense table above and the example below reflect the expenses of both the International Fund and the Portfolio.” The Trust believe this disclosure satisfies the requirements of General Instruction (d)(i) to Item 3 of Form N-1A.

7.	Please also supplementally explain the nature of the contractual obligation to reduce expenses and conform applicable disclosure to Form N-1A.

Response 7: The Trust notes that the Adviser has agreed to voluntarily waive all or a portion of its management fee and/or reimburse the Funds other expenses to limit total annual operating expenses to certain amounts. This waiver may be terminated at any time. Further, the Trust notes that TT International Investment Management, the manager of the TT EAFE Portfolio, in which the International Fund invests all its investable assets, has agreed contractually to waive certain fees. In combination, the Adviser’s and TT International’s waivers limit the International Fund’s total annual operating expenses to 1.20%. The Trust has revised footnote (5) to clarify this disclosure. Further, in accordance with Instruction 3(e) to Item 3 of Form N-1A, the Trust has disclosed this information in footnote (5) and has chosen to reflect the Funds’ actual fees and expenses in the same footnote.

How the Funds Invest - Principal Investment Strategies, Small Cap Equity, Equity, Balanced and Fixed Income Funds

8.	With respect to the Balanced Fund, if investment in foreign securities is a principal strategy, as you seem to indicate in the Fund’s Item 4 discussion, please include Item 2 principal strategy and risk disclosure.

Response 8: Since investments in foreign securities are not a principal strategy, the Trust has not included related disclosure, and has deleted the references to foreign securities in the Item 4 discussion.

3

9.	With respect to the Fixed Income Fund, if investment in foreign securities is a principal strategy, as you seem to indicate in Item 4 discussion, please include Item 2 principal strategy and risk disclosure.

Response 9: Since investments in foreign securities are not a principal strategy, the Trust has not included related disclosure, and has deleted the references to foreign securities in the Item 4 discussion.
How the Funds Invest - Principal Investment Strategies, Market Timing Policy

10.	We note that the Funds disclose that they “may” take certain action with respect to short-term investors. If the Funds will not take action in every instance and allow for flexibility (indicated by the use of the word “may”), please add additional risk disclosures in this section (as well as the market-timing activities risk disclosure in Item 2 disclosure) about the risks to shareholders if a Fund does not take such action. If a Fund will take the same action with respect to short-term traders in all instances, please use more definitive language to clarify.

Response 10: The Trust has revised the disclosure in the “Market Timing Policy” section to clarify that the Funds or their Transfer Agent will take the disclosed actions when the Funds or their Transfer Agent believe an investor has engaged in market timing activities.

11.	Please clarify the definition of the term “terminate”. If it means to cancel a trade, please include additional information specifically indicating actions that could be taken.

Response 11: The Trust notes that the definition of “terminate” does not mean to cancel a trade. Rather, the term means to cancel an investor’s future purchase or exchange orders if the Trust believes an investor has engaged previously in market timing activities. The Trust has revised the disclosure in the “Market Timing Policy” section to clarify this point.

12.	With respect to the market timing disclosure generally, please supplementally confirm whether the market timing policies apply uniformly to all investors. If any aspect of the policy does not apply uniformly, please add specific disclosures to that effect.

Response 12: The Trust confirms that its market timing policies apply uniformly to all investors except that the 1.00% redemption fee will not apply to shares held in separate accounts of the Adviser and to the extent that the Funds or its Transfer Agent are unable to identify such activity through omnibus and retirement accounts held at financial intermediaries. The Trust has included this disclosure in the “Market Timing Policy” section.

Fund Management - Investment Adviser

13.	Please include the statement called for by Item 5(a)(1)(iii) of Form N-1A.

Response 13: The following statement is added to the second paragraph:

A discussion regarding the basis for the Board of Trustees approving the Investment Advisory Agreement will be available in the Funds’ semi-annual report to shareholders, dated June, 2005.

4

14.	Please add disclosure required by Item 1(b)(i) of Form N-1A.

Response 14: The Funds have added the requested disclosure.

ADVISER CLASS PROSPECTUS

Risk Return Summary - Past Performance

15.	A.	Please revise the past performance narrative to indicate clearly what information is shown for each Fund.

Response 15a: The Funds have revised this section to clarify what performance is shown for each Fund.

B.	Please remove the 5 year column from the Average Annual Returns table - the Fund has only had one year of operations.

Response 15b: The Trust has revised the performance presentation to include performance based on another class of the Small Cap Equity Fund to illustrate the variability of returns over longer time periods. Accordingly, the Trust has retained the 5 year column in the Average Annual Returns table.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

Investment Limitations - All Funds and The International Fund/the Portfolio

16.	The SAI offers a limitations section regarding all Funds and a separate limitations section with regard to the International Fund and the Portfolio. With respect to the International Fund, are these disclosures identical, and therefore duplicative, of the previous “All Funds” limitations section? Please consider revising for clarity.

Response 16: The Funds believes that the current disclosure format presents a clear description of the applicable limitations.

Trustees and Officers of the LKCM Funds

17.	You note that the board has no standing committees; however, under the heading Board Committees both an Audit Committee and a Qualified Legal Compliance Committee are described. Please reconcile these disparate statements.

Response 17: The Funds respond by removing the initial statement indicating that the board has no standing committees.

5

18.	In the Directors and Officers table, please be certain to update any information as applicable.

Response 18: The Funds respond by updating applicable information for the directors and officers.

Portfolio Transactions and Brokerage - The Adviser

19.	Please confirm whether or not the Funds have adopted policies and procedures pursuant to new Rule 12b-1(h) under the Investment Company Act of 1940.

Response 19: The Trust confirms that it has adopted policies and procedures in accordance with Rule 12b-1(h).

Portfolio Turnover

20.	Please, with respect to the International Fund, disclose the Master Fund’s portfolio turnover rate, with a footnote indicating that the Feeder Fund does not have a portfolio turnover rate.

Response 20: The Trust has revised the applicable disclosure.

Purchase and Pricing of Shares, Portfolio Holdings Information

21.	With respect to the Funds’ current ongoing arrangements, please disclose the identity of the persons receiving the information. (We note that the Funds may disclose future ongoing arrangements but should consider amending the applicable disclosures with the identities of such arrangements should they materialize.)

Response 21: The Trust notes that Instruction 3 to Item 11(f)(2) of Form N-1A permit the Trust to omit this disclosure requirement from its SAI if certain conditions are satisfied. The Trust believes these conditions are satisfied.

22.	Other than the Funds’ service providers, please supplementally confirm that the Funds are not required to describe ongoing arrangements because they first publicly disclose the relevant information. With respect to any ongoing arrangements, please be specific about who is authorizing the release of this information.

Response 22: The Trust confirms that it is not required to describe ongoing arrangements since this information is first publicly disclosed. The Trust has revised the “Portfolio Holdings Information” section to clarify who authorizes the release of portfolio holdings information.

6

23.	We note that there is permissive language with respect to the Fund’s policies and procedures (i.e. the Fund CCO “may” waive certain requirements.) If the Funds will not take action in every instance and allows for flexibility (indicated by the use of the word “may”), please add additional risk disclosures in this section. Please provide specific examples as to when “these exceptions” may apply.

Response 23: As discussed with you on April 22, 2005, the Trust notes that there are no specific exceptions to its portfolio holdings policy at this time.

24.	Pursuant to Item 11(f)(1)(ii) of Form N-1A, please disclose any requirement that Portfolio Holdings information be kept confidential.

Response 24: The Trust has included disclosure addressing this Item.

25.	Please discuss in reasonable detail the means in which the Board exercises oversight of disclosure of the Funds’ portfolio securities. Please indicate that in all instances, the Board will pursue the best interest of shareholders.

Response 25: The Trust believes the current disclosure satisfies the requirements of this Item.

If you have additional questions, please do not hesitate to contact me at (414) 765-5344.

Sincerely,

/s/ Chad Fickett

Chad Fickett
For U.S. BANCORP FUND SERVICES, LLC

Cc:   Jacqui Brownfield, Luther King Capital Management Corporation
              Francine Rosenberger, Kirkpatrick & Lockhart Nicholson Graham LLP

7